Equity Dividends (Tables)	12 Months Ended
Mar. 31, 2020
Equity dividends
Schedule of dividends declared and proposed

	2020	2019	2018
	€m	€m	€m
Declared during the financial year:
Final dividend for the year ended 31 March 2019: 4.16 eurocents per share (2018: 10.23 eurocents per share, 2017: 10.03 eurocents per share)	1,112	2,729	2,670
Interim dividend for the year ended 31 March 2020: 4.50 eurocents per share (2019: 4.84 eurocents per share, 2018: 4.84 eurocents per share)	1,205	1,293	1,291
	2,317	4,022	3,961
Proposed after the end of the year and not recognised as a liability:
Final dividend for the year ended 31 March 2020: 4.50 eurocents per share (2019: 4.16 eurocents per share, 2018: 10.23 eurocents per share)	1,205	1,112	2,729